Leases (Details) - Schedule of operating lease related assets and liabilities - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Schedule of operating lease related assets and liabilities [Abstract]
Operating lease right-of-use lease assets	$ 2,709,954	$ 4,209,681	[1]
Operating lease liabilities – current	1,323,900	1,951,408	[1]
Operating lease liabilities – non-current	1,416,508	2,308,885	[1]
Total operating lease liabilities	2,740,408	4,260,293
Finance leases cost:
Amortization of right-of-use assets	237,802	199,796		$ 187,556
Interest on lease liabilities	72,678	204,774		102,252
Total finance leases cost	$ 310,480	$ 404,570		$ 289,808

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.